Equity Capital Structure, Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 22, 2017	Dec. 31, 2022	Dec. 31, 2021	May 28, 2021
Preferred Shares [Abstract]
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred shares, par value (in dollars per share)		$ 0.001	$ 0.001
Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Number of shares issued in share exchange transaction (in shares)	480,000
Preferred shares, dividend rate	9.75%
Preferred shares, par value (in dollars per share)	$ 0.001
Fair value of preferred stock	$ 2,740
Series B Preferred Shares [Member]
Preferred Shares [Abstract]
Number of shares issued in share exchange transaction (in shares)	12,000
Preferred shares, par value (in dollars per share)	$ 0.001
Fair value of preferred stock	$ 0
Common Shares [Member]
Preferred Shares [Abstract]
Number of shares issued in share exchange transaction (in shares)	240,000